Finance expense	12 Months Ended
Mar. 31, 2018
Disclosure Of Finance Income Expense [Abstract]
Finance expense

26. Finance expense

Year ended 31 March	2018 £m	2017 £m	2016 £m

Finance expense
Interest on:
Financial liabilities at amortised cost and associated derivatives	478	567	489
Finance leases	16	15	14
Derivatives	14	12	11
Fair value movements on derivatives not in a designated hedge relationship	1	(2)	(5)
Reclassification of cash flow hedge from other comprehensive income	34	(1)	3
Unwinding of discount on provisions	15	16	8
Total finance expense before specific items	558	607	520
Specific items (note 8)	218	210	229
Total finance expense	776	817	749

Reconciliation of net finance expense to net interest cash outflow

Net interest cash outflow of £548m (2016/17: £622m, 2015/16: £548m) is £2m higher (2016/17: £28m, 2015/16: £65m) than the net finance expense in the income statement.

Year ended 31 March	2018 £m	2017 £m	2016 £m
Finance expense before specific items	558	607	520
Finance income before specific items	(12)	(13)	(37)
Net finance expense before specific items	546	594	483
Timing differences:
– Derivative restructuring costs	–	1	(1)
– Timing of coupon payments on bonds	(6)	19	27
– Timing of interest receipts	–	–	22
– Deferred income	8	8	9
Specific item – EE-related financing costs (note 8)	–	–	8
Net interest cash outflow	548	622	548